Subsequent Events	6 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Subsequent Events

Note 9: Subsequent Events

In August 2011, final installment payments were received in relation to the sale of land contract interests.  The Company recognized $412,600 as revenue and the carrying value of the underlying properties of approximately $433,000 was recorded as a cost of sale (see Note 4: Investment in Real Estate Assets).